Acquisitions -Additional Information (Detail) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) Businesses	Dec. 31, 2020 USD ($) Businesses	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Number of acquired businesses | Business | Businesses		2
Cash paid for business acquisition		$ 17,000
Contingent consideration		45,901	$ 47,649	$ 85,977
Business combination holdback consideration payable		1,400
Business acquisition, maximum contingent consideration		$ 286,200
Business Acquisition, transaction costs incurred	$ 200
Acquisitions In 2020 [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business | Businesses		5
Purchase price		$ 88,100
Cash paid for business acquisition		68,000
Contingent consideration		14,800
Business combination holdback consideration payable		5,300
Business acquisition, maximum contingent consideration		$ 53,000
Period of settlement of holdback consideration		24 months
Business Acquisition, Goodwill, Expected Tax Deductible Amount		$ 26,700
Bsuiness combination revenue of the acquiree since acquisition date		64,300
Business combination transaction costs incurred and recognised in the income statement		$ 200
Acquisitions In 2020 [Member] | Sales Agencies [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business | Businesses		3
Acquisitions In 2020 [Member] | Marketing Agencies [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business | Businesses		2
Acquisitions In 2019 [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business | Businesses		4
Purchase price			14,000
Cash paid for business acquisition			10,600
Contingent consideration			2,500
Business combination holdback consideration payable			900
Business acquisition, maximum contingent consideration			$ 10,700
Period of settlement of holdback consideration			24 months
Business Acquisition, Goodwill, Expected Tax Deductible Amount			$ 300
Business Acquisition, Current Revenues of Acquiree			17,300
Business Acquisition, transaction costs incurred			$ 400
Acquisitions In 2019 [Member] | Sales Agencies [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business | Businesses		2
Acquisitions In 2019 [Member] | Marketing Agencies [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business | Businesses		2
Acquisitions In 2018 [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business | Businesses		4
Purchase price				129,800
Cash paid for business acquisition				109,800
Contingent consideration				18,700
Business combination holdback consideration payable		$ 1,400
Business acquisition, maximum contingent consideration				127,000
Business Acquisition, Goodwill, Expected Tax Deductible Amount				45,100
Business Acquisition, Current Revenues of Acquiree				29,600
Business Acquisition, transaction costs incurred				2,100
Acquisitions In 2018 [Member] | Marketing Agencies [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business | Businesses		5
Take Five [Member]
Business Acquisition [Line Items]
Purchase price				81,600
Contingent consideration				4,600
Business combination holdback consideration payable				800
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net				79,200
Cash Paid				76,200
Loss On Acquired Liabilities Remaining				$ 3,000
2021 Acquistions [Member]
Business Acquisition [Line Items]
Purchase price	18,169
Cash paid for business acquisition	14,034
Contingent consideration	2,700
Business combination holdback consideration payable	1,400
Business acquisition, maximum contingent consideration	$ 7,000
Period of settlement of holdback consideration	18 months
Business Acquisition, Goodwill, Expected Tax Deductible Amount	$ 4,500
Bsuiness combination revenue of the acquiree since acquisition date	$ 4,700
2021 Acquistions [Member] | Sales Agencies [Member]
Business Acquisition [Line Items]
Number of acquired businesses | Business | Businesses	2